S000034415 [Member] Investment Strategy - TCW Global Bond Fund	Oct. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal circumstances, the Fund invests at least 80% of the value of its net assets, plus any borrowings for investment purposes, in debt securities. If the Fund changes this investment policy, it will notify shareholders in writing at least 60 days in advance of the change. The Fund may invest in various types of debt securities, including but not limited to securities issued or guaranteed by the United States government or its agencies, instrumentalities or sponsored corporations; corporate obligations (including convertible securities); mortgage-backed and asset-backed securities (which may be privately issued); local currency- or U.S. dollar-denominated foreign debt securities (corporate and government); money market instruments; structured notes; participation interests in loans; “zero-coupon” or “stripped” securities; and other debt obligations bearing fixed or variable interest rates of any maturity. The Fund may also purchase or sell securities on a when-issued, delayed delivery or forward commitment basis.
Under normal market conditions, the Fund invests in securities of issuers located in at least three different countries (one of which may be the United States) and invests at least 30% of its net assets in securities of issuers located outside the United States. The Fund invests in corporate debt securities of issuers in a number of countries, which may include the United States. The Fund invests in securities of issuers located in developed and emerging market countries. The Fund may invest across all fixed-income sectors, including U.S. and non-U.S. government securities. The Fund’s investments may be denominated in local currency or U.S. dollars. The Fund may invest in debt securities with a range of maturities from short- to long-term.
The Fund does not limit its investments to a particular credit or ratings category and may invest up to 35% of its net assets in below investment grade bonds (commonly referred to as “junk bonds”), which are bonds rated below BBB by S&P Global Ratings or below Baa by Moody’s Investors Service, Inc., or, if unrated, bonds deemed by the Fund’s investment advisor to be of comparable quality.
The Fund may invest in derivatives such as options, forward contracts, futures contracts and swaps (including interest rate swaps, total return swaps, and credit default swaps) for investment management (e.g., to increase or decrease the Fund’s exposure to a particular market, to manage or adjust the risk profile of the Fund related to an investment or currency exposure, to adjust its currency exposure relative to its benchmark index, or to earn income and enhance returns) or hedging purposes. The Fund’s exposure to derivatives will vary.
In selecting securities or other instruments, the portfolio managers evaluate the overall investment opportunities and risks in individual national economies. The portfolio managers analyze the business cycle as well as political and macroeconomic factors that affect exchange rates and interest rates in both emerging markets and developing countries. In addition to considering broad economic factors, the portfolio managers apply a “bottom-up” approach in choosing investments for the Fund. This means that the portfolio managers conduct fundamental research on each individual security and determine whether the security is an attractive investment opportunity for the Fund based upon the risk adjusted cash flow characteristics of the security.
Portfolio securities or other instruments may be sold for a number of reasons, including when the portfolio managers believe that (i) another security or instrument may offer a better investment opportunity, (ii) there has been a deterioration in the credit fundamentals of the issuer, (iii) an individual security or instrument has reached its sell target, or (iv) the portfolio should be rebalanced for diversification or portfolio weighting purposes.